Note 13 - Restructured Debt Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
Note 8 –	Restructured Debt Liability

	September 30,	December 31,
(in thousands)	2019	2018

Restructured debt liability - contingent milestone payments	$15,000	$15,000

On
November 1, 2017,
we and Deerfield entered into an Exchange and Termination Agreement pursuant to which (i) promissory notes evidencing a loan with affiliates of Deerfield Management Company L.P. (Deerfield Loan) in the aggregate principal amount of
$25
million and (ii) warrants to purchase up to
25,000
shares of our common stock at an exercise price of
$786.80
per share held by Deerfield were cancelled in consideration for (i) a cash payment in the aggregate amount of
$2.5
million, (ii)
71,111
shares of common stock, representing
2%
of fully-diluted shares outstanding (as defined in the Exchange and Termination Agreement) on the closing date, and (iii) the right to receive certain milestone payments based on achievement of specified AEROSURF development and commercial milestones, which, if achieved, could potentially total up to
$15
 million. In addition, a related security agreement, pursuant to which Deerfield held a security interest in substantially all of our assets, was terminated. We established a
$15
million long-term liability for the contingent milestone payments potentially due to Deerfield under the Exchange and Termination Agreement (
see
, Note
4
– Summary of Significant Accounting Policies). The liability has been recorded at full value of the contingent milestones and will continue to be carried at full value until the milestones are achieved and paid or milestones are not
achieved and the liability is written off as a gain on debt restructuring.

Note 13 –	Restructured Debt Liability

	December 31,	December 31,
(in thousands)	2018	2017

Restructured debt liability - contingent milestone payments	$15,000	$15,000

On
November 1, 2017,
we and Deerfield entered into an Exchange and Termination Agreement pursuant to which (i) promissory notes evidencing a loan with affiliates of Deerfield Management Company L.P. (Deerfield Loan) in the aggregate principal amount of
$25
million and (ii) warrants to purchase up to
25,000
shares of our common stock at an exercise price of
$786.80
per share held by Deerfield were cancelled in consideration for (i) a cash payment in the aggregate amount of
$2.5
million, (ii)
71,111
shares of common stock, representing
2%
of fully-diluted shares outstanding (as defined in the Exchange and Termination Agreement) on the closing date, and (iii) the right to receive certain milestone payments based on achievement of specified AEROSURF development and commercial milestones, which, if achieved, could potentially total up to
$15
 million. In addition, a related security agreement, pursuant to which Deerfield held a security interest in substantially all of our assets, was terminated. We established a
$15
million long-term liability for the contingent milestone payments potentially due to Deerfield under the Exchange and Termination Agreement (
see
, Note
5
– Accounting Policies and Recent Accounting Pronouncements). The liability has been recorded at full value of the contingent milestones and will continue to be carried at full value until the milestones are achieved and paid or milestones are not
achieved and the liability is written off as a gain on debt restructuring.